BALANCE SHEET DETAILS - CURRENT ASSETS AND CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BALANCE SHEET DETAILS - CURRENT ASSETS AND CURRENT LIABILITIES
NOTE 5 – BALANCE SHEET DETAILS - CURRENT ASSETS AND CURRENT LIABILITIES
Inventories, net
The following table shows the components of inventory (in thousands):

	December 31, 2023	December 31, 2022
Raw materials	$5,022	$3,377
Finished goods	16	115

Total inventories	5,038	3,492

Allowance for obsolete inventory	(4)	(211)

Inventories, net	5,034	3,281

Prepaid expenses and other current assets
The following table shows the components of prepaid expenses and other current assets (in thousands):

	December 31, 2023	December 31, 2022
Prepaid expenses:
ERC benefits receivable	$—	$2,117
Deposits on inventory	2,146	680
Prepaid income tax	362	—
Prepaid insurance	1,110	358
Prepaid rent	372	381
Prepaid equipment	331	179
Prepaid other	214	173
Other current assets:
Interest rate swap asset	$—	$476
Other	18	17

Total	$4,553	$4,381

Accrued expenses and other current liabilities
The following table shows the components of accrued expenses and other current liabilities (in thousands):

	December 31, 2023	December 31, 2022
Accrued expenses:
Accrued compensation and related benefits	$4,999	$3,392
Accrued insurance	978	525
Accrued transaction advisory fees	1,000	—
Accrued professional services	189	509
Accrued interest	58	62
Accrued property taxes	60	41
Accrued monitoring fee	373
Other	147	38
Other current liabilities:
Income tax payable	$1,586	$1,780
Sales tax payable	71	587
Unbilled lost-in-hole revenue	76	282
Deferred revenue	1,042	83
Total accrued expenses and other current liabilities	$10,579	$7,299